Net investment income (Tables)	9 Months Ended
Sep. 30, 2025
Investments, Debt and Equity Securities [Abstract]
Net investment income	The table below summarizes Net investment income:

For the years ended December 31,	2024	2023
Debt securities	$54,253	$45,634
Corporate loans	8,985	8,567
Mortgage loans	9,091	11,734
Equity securities	1,765	1,220
Other	3,740	3,956
Gross investment income:	77,834	71,111
Less:
Investment expenses	(3,196)	(1,423)
Net investment income	$74,638	$69,688

Investment income - consolidated VIEs	18,152	18,076
Net investment income - Insurance Solutions including consolidated VIEs	$92,790	$87,764
The table below summarizes Net investment income:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Debt securities	$11,014	$12,645	$33,618	$37,203
Corporate loans	1,707	3,901	10,622	10,222
Derivatives	1,873	—	(1,044)	—
Mortgage loans	2,320	1,845	7,054	6,257
Equity securities	142	294	536	1,573
Other	381	940	1,118	2,495
Gross investment income:	$17,437	$19,625	$51,904	$57,750
Less:
Investment expenses	(445)	(212)	(3,283)	(1,937)
Net investment income	$16,992	$19,413	$48,621	$55,813
Investment income of consolidated VIEs	$4,129	$4,388	$11,863	$13,459
Net investment income — Insurance Solutions, including consolidated VIEs	$21,121	$23,801	$60,484	$69,272